Provisions for pensions and similar obligations (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Present Value Of The Obligations Post Employment Plans [Abstract]
To current employees		R$ 687,786	R$ 716,492	R$ 796,243
Vested obligations to retired employees		27,369,696	23,296,715	21,205,366
Total		28,057,482	24,013,207	22,001,609
Less:
Fair value of plan assets		25,822,890	22,708,990	20,689,637
Unrecognized assets	[1]	(1,346,547)	(1,079,808)	(1,090,682)
Provisions - Post-employment plans, net		3,581,139	2,384,025	2,402,654
Present value of the obligations - Other similar obligations:
To current employees		204,439	184,606	228,107
Vested obligations to retired employees		6,047,368	4,604,466	4,815,654
Total		6,251,807	4,789,072	5,043,761
Less:
Fair value of plan assets		5,222,517	4,157,251	3,721,147
Unrecognized assets	[1]	0	(68,527)	0
Provisions - Other similar obligations, net		1,029,290	700,348	1,322,614
Total provisions for pension plans, net		4,610,429	3,084,373	3,725,268
Of which:
Actuarial provisions		4,960,620	3,357,654	3,923,457
Actuarial assets (note 15)		R$ 350,191	R$ 273,281	R$ 198,189

[1]	Refers to fully funded surplus plans Banesprev I and III, Sanprev I,II and III and Bandeprev (asset ceiling).